ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 2,188.9	$ 2,425.9	$ 1,800.8
Cost of revenues	(1,944.1)	(1,985.6)	(1,466.8)
Gross profit	244.8	440.3	334.0
Operating expenses	(219.2)	(248.2)	(256.1)
Operating income	25.6	192.1	77.9
Interest expenses - net	(44.9)	(54.5)	(66.9)
Other income - net	0.0	6.3	(0.6)
Exchange loss	18.0	(3.5)	(23.6)
Income (loss) before income taxes	(0.4)	123.2	53.9
Income tax expenses	(12.0)	4.3	(10.1)
Net income (loss)	(12.4)	127.5	43.8
Other comprehensive income (loss), net of tax
Comprehensive income	47.3	67.4	$ 9.2
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	0.0	0.0
Cost of revenues	0.1	0.2
Gross profit	(0.1)	(0.2)
Operating expenses	0.8	2.2
Operating income	(0.9)	(2.4)
Share of income (loss) from subsidiaries	(34.4)	140.3
Interest expenses - net	(3.9)	(4.3)
Other income - net	0.2	2.1
Exchange loss	(2.6)	(7.8)
Income (loss) before income taxes	(41.6)	127.9
Income tax expenses	0.0	0.4
Net income (loss)	(41.6)	127.5
Other comprehensive income (loss), net of tax
Share of other comprehensive income (loss) from subsidiaries	102.9	(60.1)
Comprehensive income	$ 61.3	$ 67.4